Baird MidCap Fund
Schedule of Investments, September 30, 2019 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
BWX Technologies, Inc.	499,028	$28,549,392	1.4%
Mercury Systems, Inc. (1)	351,130	28,501,222	1.4%
		57,050,614	2.8%
Banks
East West Bancorp, Inc.	516,661	22,882,916	1.1%
Pinnacle Financial Partners, Inc.	365,054	20,716,814	1.0%
		43,599,730	2.1%
Biotechnology
Alexion Pharmaceuticals, Inc. (1)	203,408	19,921,780	1.0%
Building Products
AO Smith Corp.	625,325	29,834,256	1.4%
Capital Markets
MarketAxess Holdings, Inc.	58,382	19,120,105	0.9%
Commercial Services & Supplies
Cintas Corporation	179,532	48,132,529	2.3%
Communications Equipment
Arista Networks, Inc. (1)	130,431	31,162,575	1.5%
Containers & Packaging
AptarGroup, Inc.	180,123	21,335,569	1.0%
Distributors
Pool Corp.	213,787	43,120,838	2.1%
Diversified Consumer Services
Grand Canyon Education, Inc. (1)	291,652	28,640,226	1.4%
Electrical Equipment
Rockwell Automation, Inc.	172,361	28,405,093	1.4%
Electronic Equipment, Instruments & Components
CDW Corp.	426,389	52,548,180	2.6%
Dolby Laboratories, Inc. - Class A	323,714	20,924,873	1.0%
Keysight Technologies, Inc. (1)	409,560	39,829,710	1.9%
Littelfuse, Inc.	120,475	21,361,422	1.0%
Trimble Navigation Ltd. (1)	547,760	21,258,566	1.0%
		155,922,751	7.5%
Entertainment
Take-Two Interactive Software, Inc. (1)	356,628	44,699,754	2.2%
Food Products
Lamb Weston Holdings, Inc.	553,023	40,215,833	1.9%
Health Care Equipment & Supplies
ABIOMED, Inc. (1)	103,686	18,444,703	0.9%
Align Technology, Inc. (1)	80,148	14,500,376	0.7%
Cooper Cos., Inc.	140,230	41,648,310	2.0%
IDEXX Laboratories, Inc. (1)	130,009	35,353,347	1.7%
Insulet Corp. (1)	205,433	33,882,065	1.7%
		143,828,801	7.0%
Health Care Technology
Veeva Systems, Inc. (1)	291,908	44,571,433	2.2%
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	104,390	23,754,988	1.1%
Household Durables
DR Horton, Inc.	732,386	38,604,066	1.9%
Insurance
Arthur J Gallagher & Co.	523,073	46,851,649	2.3%
Internet & Direct Marketing Retail
Etsy, Inc. (1)	629,874	35,587,881	1.7%
IT Services
Broadridge Financial Solutions, Inc.	345,059	42,935,691	2.1%
EPAM Systems, Inc. (1)	224,346	40,902,763	2.0%
Euronet Worldwide, Inc. (1)	310,385	45,409,326	2.2%
Fiserv, Inc. (1)	456,760	47,315,768	2.3%
Gartner, Inc. (1)	221,968	31,739,204	1.5%
Global Payments, Inc.	255,631	40,645,329	1.9%
		248,948,081	12.0%
Leisure Products
Hasbro, Inc.	299,079	35,497,686	1.7%
Life Sciences Tools & Services
ICON PLC (1)(2)	281,362	41,455,877	2.0%
Machinery
Gardner Denver Holdings, Inc. (1)	706,823	19,996,023	0.9%
Graco, Inc.	659,325	30,355,323	1.5%
IDEX Corp.	228,633	37,468,376	1.8%
Xylem, Inc.	386,230	30,751,632	1.5%
		118,571,354	5.7%
Media
Cable One, Inc.	35,518	44,564,435	2.2%
Multiline Retail
Dollar General Corp.	388,119	61,687,634	3.0%
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.	217,355	19,542,388	0.9%
Pharmaceuticals
Jazz Pharmaceuticals PLC (1)(2)	179,532	23,005,230	1.1%
Professional Services
TransUnion	433,095	35,128,335	1.7%
Verisk Analytics, Inc.	285,834	45,201,789	2.2%
		80,330,124	3.9%
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	410,443	38,134,259	1.8%
Monolithic Power Systems, Inc.	276,975	43,105,619	2.1%
		81,239,878	3.9%
Software
RealPage, Inc. (1)	571,330	35,913,804	1.7%
Synopsys, Inc. (1)	352,737	48,413,153	2.4%
Tyler Technologies, Inc. (1)	187,125	49,120,313	2.4%
		133,447,270	6.5%
Specialty Retail
Burlington Stores, Inc. (1)	222,475	44,454,955	2.2%
Five Below, Inc. (1)	246,792	31,120,471	1.5%
O'Reilly Automotive, Inc. (1)	100,396	40,008,810	1.9%
		115,584,236	5.6%
Trading Companies & Distributors
Fastenal Co.	704,629	23,020,229	1.1%
Watsco, Inc.	111,954	18,940,378	0.9%
		41,960,607	2.0%
Total Common Stocks (Cost $1,409,937,807)		1,990,195,271	96.2%

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 1.89% (3)	78,133,547	78,133,547	3.8%
Total Short-Term Investment (Cost $78,133,547)		78,133,547	3.8%
Total Investments (Cost $1,488,071,354)		2,068,328,818	100.0%
Other Assets in Excess of Liabilities		839,307	0.0%
TOTAL NET ASSETS		$2,069,168,125	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Baird MidCap Fund
Schedule of Investments, September 30, 2019 (Unaudited)
Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,990,195,271	$–	$–	$1,990,195,271
Total Equity	1,990,195,271	–	–	1,990,195,271
Short-Term Investment
Money Market Mutual Fund	78,133,547	–	–	78,133,547
Total Short-Term Investment	78,133,547	–	–	78,133,547
Total Investments*	$2,068,328,818	$–	$–	$2,068,328,818

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.